Note 5 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	In Thousands
	2022	2021
Land	$20,822	$20,156
Buildings	46,579	46,112
Leasehold improvements	1,621	1,155
Furniture and equipment	14,858	14,705
Automobiles	373	241
Construction-in-progress	2,711	3,335
	86,964	85,704
Less accumulated depreciation	(24,933)	(22,858)
	$62,031	$62,846